UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number [811-05037]

[Professionally Managed Portfolios]
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Robert M. Slotky
Professionally Managed Portfolios
2020 E. Financial Way, Ste. 100
Glendora, CA 91741
(Name and address of agent for service)

[626-914-7383]
Registrant's telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period:  September 30, 2009

Item 1. Schedule of Investments.

WINSLOW GREEN GROWTH FUND
Schedule of Investments
9/30/2009 (Unaudited)

Shares	Security Description	Value

	COMMON STOCK - 98.5%

	Clean Energy Generation - 2.7%
2,904,000	Nevada Geothermal Power, Inc. (a)(b)	$2,847,990
3,182,909	U.S. Geothermal, Inc. (a)(b)(c)	4,965,338
		7,813,328
	Clean Energy Technology - 11.9%
450,000	American Superconductor Corp. (a)	15,093,000
5,900,000	Capstone Turbine Corp. (a)	7,788,000
1,000,000	Carmanah Technologies Corp. (a)(b)	793,911
50,000	First Solar, Inc. (a)	7,643,000
76,618	Infinity Bio-Energy, Ltd (a)(b)(d)	-
620,500	Protonex Technology Corp. (a)(b)	366,913
100,000	Sunpower Corp. (a)	2,523,000
		34,207,824
	Environmental Services - 9.9%
136,734	Casella Waste Systems, Inc. (a)	401,998
1,102,518	Newalta, Inc. (b)	7,877,703
614,906	Telvent GIT S.A.	17,819,976
633,000	World Energy Solutions, Inc. (a)(b)(c)	2,128,427
		28,228,104
	Green Building Products - 17.9%
1,226,073	Interface, Inc.	10,176,406
1,150,469	Lighting Science Group Corp. (a)(b)	874,356
400,018	LSB Industries, Inc. (a)	6,228,280
1,000,000	ProLogis	11,920,000
429,000	Rubicon Technology, Inc. (a)	6,366,360
616,100	Waterfurnace Renewable Energy, Ltd. (c)	15,548,519
		51,113,921
	Green Transportation - 3.7%
179,993	Wabtec Corp.	6,755,137
300,000	Westport Innovations, Inc. (a)	3,810,000
		10,565,137
	Internet / Software - 2.7%
100,000	Adaptec, Inc. (a)	334,000
894,594	Monotype Imaging Holdings, Inc. (a)(b)	7,523,536
		7,857,536
	Pharmaceuticals - 5.8%
2,000,000	Arena Pharmaceuticals (a)	8,940,000
1,500,000	Repligen Corp. (a)(b)	7,515,000
		16,455,000
	Resource Efficiency Energy - 8.9%
600,000	Chicago Bridge & Iron Company N.V.	11,208,000
344,448	Emcor Group, Inc. (a)	8,721,423
252,153	RuggedCom, Inc. (a)	5,419,176
		25,348,599
	Resource Efficiency Material - 13.5%
100,000	Headwaters, Inc. (a)	387,000
1,280,000	Horsehead Holdings Corp. (a)	15,001,600
210,000	Schnitzer Steel Industries, Inc.	11,182,500
600,000	Sims Metal Management, Ltd.	11,958,000
		38,529,100
	Sustainable Living - 11.9%
5,380,000	Bio - Extraction, Inc. (a)	6,632,983
100,000	Chipotle Mexican Grill, Inc. (a)	8,322,000
200,000	Green Mountain Coffee Roasters, Inc. (a)	14,768,000
1,231,085	Jamba, Inc. (a)	2,289,818
892,000	Organic To Go Food Corp. (a)(b)	44,600
88,218	United Natural Foods Corp. (a)	2,110,175
		34,167,576
	Water Management - 9.6%
1,962,480	Bioteq Environmental Technologies, Inc. (a)(b)	1,703,983
150,000	Lindsay Corp.	5,907,000
650,000	Nalco Holding Co.	13,318,500
1,735,411	Pure Technologies Ltd. (a)(b)	6,483,579
		27,413,062

	Total Common Stock (Cost $267,170,113)	281,699,187

	Warrants - 0.0%
379,110	Capstone Turbine Corp., Expires 9/17/2013 at $1.92 (a)(b)(d)	-
175,480	Infinity Bio-Energy Ltd., Expires 5/6/10 at $5.00 (a)(b)(d)	-
615,000	Nova Biosource Fuels, Inc., Expires 12/21/11 at $2.72 (a)(b)(d)	-
147,354	U.S. Geothermal, Inc. Expires 4/24/2010 at $3.00 (a)(b)(d)	-
	Total Warrants (Cost $87,740)	-

	Short Term Investment - 1.3%
3,559,637	Fidelity Institutional Money Market Fund	3,559,637
	Total Short Term Investment (Cost $3,559,637)	3,559,637

	Total Investments (Cost $270,817,490) - 99.8%	$285,258,824

	Other Assets in Excess of Liabilities - 0.2%	664,262

	NET ASSETS - 100.0%	$285,923,086

CALL OPTIONS WRITTEN

Contracts	Security Description	Strike price	Expiration	Value
3,050	American Superconductor Corp. (a)	40.00	10/17/09	$(91,500)
	Total Call Options Written (Premiums received $320,398)			$(91,500)

(a) Non-income producing security.
(b) A portion of the security is considered illiquid. As of September 30, 2009, the value of these investments was $20,829,445 or 7.3% of total net assets.
(c) Affiliated Company as defined by the Investment Company Act of 1940.
(d) Securities are fair valued under the supervision of the Board of Trustees.

The cost basis of investments for federal income tax purposes at September 30, 2009 was as follows+:

Cost of investments	$271,925,354
Gross unrealized appreciation	56,682,765
Gross unrealized depreciation	(43,349,295)
Net unrealized appreciation	$13,333,470

+Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Summary of Fair Value Disclosure at September 30, 2009 (Unaudited)

The Funds have adopted financial reporting rules that require an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the asset or liability such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value.  These financial reporting rules also require enhanced disclosure regarding the inputs and valuation techniques used to measure fair value in those instances as well as expanded disclosure of valuation levels for major security types.  These financial reporting rules also require each fund to classify its securities based on valuation method, using the following levels:

Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below:
Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

	Level 1	Level 2	Level 3		Total
Equity
Clean Energy Generation	$7,813,328	-	$0	(a)	$7,813,328
Clean Energy Technology	34,207,824	-	0	(a)	34,207,824
Environmental Services	28,228,104	-	-		28,228,104
Green Building Products	51,113,921	-	-		51,113,921
Green Transportation	10,565,137	-	-		10,565,137
Internet/Software	7,857,536	-	-		7,857,536
Pharmaceuticals	16,455,000	-	-		16,455,000
Resource Efficiency Energy	25,348,599	-	-		25,348,599
Resource Efficiency Materials	38,529,100	-	-		38,529,100
Sustainable Living	34,167,576	-	-		34,167,576
Water Management	27,413,062	-	-		27,413,062
Total Equity	281,699,187	-	-		281,699,187

Warrants	-	-	0	(a)	-

Short-Term Investments	3,559,637	-	-		3,559,637

Total Investments in Securities	$285,258,824	-	-		$285,258,824
(a) Security valued at fair value of zero under the supervision of the Board of Trustees.

Level 3 Reconciliation Disclosure Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Description
Balance as of June 30, 2009	$292,998
Transfers out of Level 3	(292,998)
Accrued discounts/premiums	-
Realized gain (loss)	-
Change in unrealized appreciation (depreciation)	-
Net purchases (sales)	-
Balance as of September 30, 2009	$-

Disclosures About Derivative Instruments and Hedging Activities at September 30, 2009 (Unaudited)

The Fund has adopted financial reporting rules intended to improve financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity's results of operations and financial position.

	Liability Derivaties as of September 30, 2009
Derivatives not accounted for as hedging instruments	Balance Sheet Location	Fair Value

Equity Contracts	Payables	$91,500

WINSLOW GREEN SOLUTIONS FUND
Schedule of Investments
9/30/2009 (Unaudited)

Shares	Security Description	Value

	COMMON STOCK - 95.7%

	Clean Energy Generation - 11.3%
24,853	Avista Corp.	$502,528
136,831	Canadian Hydro Developers, Inc. (a)	657,499
116,253	EDP Renovaveis S.A.	1,278,450
36,655	Ormat Technologies, Inc.	1,496,257
204,443	U.S. Geothermal, Inc. (a)	318,931
		4,253,665
	Clean Energy Technology - 14.8%
364,543	Capstone Turbine Corp. (a)	481,197
376,668	Carmanah Technologies Corp. (a)	299,041
14,284	First Solar, Inc. (a)	2,183,452
31,090	Gamesa Corporacion Technologica S.A.	696,540
4,403	Infinity Bio-Energy, Ltd. (a)(b)(c)	-
16,500	Protonex Technology Corp. (a)(b)	9,757
62,829	Real Goods Solar, Inc.(a)	169,010
4,329	Solar Millennium AG (a)	149,503
21,932	Vestas Wind Systems (a)	1,585,495
		5,573,995
	Environmental Services - 8.3%
70,695	Casella Waste Systems, Inc. (a)	207,843
9,988	Climate Exchange Plc (a)	132,009
41,955	Covanta Holdings Corp. (a)	713,235
69,482	Telvent GIT S.A.	2,013,588
25,315	World Energy Solutions, Inc. (a)(b)	85,120
		3,151,795
	Green Building Products - 9.1%
20,847	Acuity Brands, Inc.	671,482
73,559	Interface, Inc.	610,540
50,919	Kingspan Group (a)	466,762
23,233	LSB Industries, Inc.	361,738
28,833	Miller Herman, Inc.	487,566
32,970	Waterfurnace Renewable Energies, Ltd.	832,064
		3,430,152
	Green Transportation - 8.3%
34,939	Clean Energy Fuels Corp. (a)	503,471
134,193	Firstgroup Plc	887,228
35,618	Wabtec Corp.	1,336,744
31,916	Westport Innovations, Inc. (a)	405,333
		3,132,776
	Resource Efficiency Energy - 18.0%
18,894	Baldor Electric Co.	516,562
35,230	Emcor Group, Inc. (a)	892,024
45,885	Johnson Controls	1,172,821
23,083	MYR Group, Inc. (a)	486,820
37,345	Quanta Services, Inc. (a)	826,445
27,785	Roper Industries, Inc.	1,416,479
24,188	Ruggedcom, Inc. (a)	519,839
39,728	Woodward Governor, Co.	963,801
		6,794,791
	Resource Efficiency Materials - 9.1%
34,642	Horsehead Holdings Corp. (a)	406,004
12,682	Novozymes A/S (b)	1,193,522
5,720	Schnitzer Steel Industries, Inc.	304,590
76,202	Sims Metal Management Ltd.	1,518,706
		3,422,822
	Sustainable Living - 8.2%
8,113	Chipotle Mexican Grill, Inc. (a)	675,164
8,961	Church & Dwight, Inc.	508,447
36,477	United Natural Foods, Inc. (a)	872,530
33,650	Whole Foods Market, Inc. (a)	1,025,989
		3,082,130
	Water Management - 8.6%
24,066	American Water Works Company, Inc.	479,876
90,693	Bioteq Environmental Technologies, Inc. (a)	78,754
77,167	Nalco Holding Co.	1,581,152
16,214	Pentair, Inc.	478,637
167,618	Pure Technologies Ltd. (a)(b)	626,229
		3,244,648

	Total Common Stock (Cost $32,142,492)	36,086,774

	Warrants - 0.0%
46,742	Capstone Turbine Corp., Expires 9/17/2013 at $1.92 (a)(b)(c)	-
2,854	Infinity Bio-Energy Ltd., Expires 5/6/10 at $5.00 (a)(b)(c)	-
10,500	Nova Biosource Fuels, Inc., Expires 12/21/11 at $2.72 (a)(b)(c)	-
12,000	U.S. Geothermal, Inc. Expires 4/24/2010 at $3.00 (a)(b)(c)	-
	Total Warrants (Cost $1,427)	-

	Short Term Investments - 6.5%
1,722,929	Fidelity Institutional Money Market Fund	1,722,929
709,866	First American Institutional Government Fund	709,866
	Total Short Term Investments (Cost $2,432,795)	2,432,795

	Total Investments (Cost $34,576,714) - 102.2%	38,519,569

	Liabilities in Excess of Other Assets - (2.2%)	(820,572)

	NET ASSETS - 100.0%	$37,698,997

(a) Non-income producing security.
(b) A portion of the security is considered illiquid. As of September 30, 2009, the value of these investments was
$1,548,767 or 4.1% of total net assets.
(c) Securities are fair valued under the supervision of the Board of Trustees.

The cost basis of investments for federal income tax purposes at September 30, 2009 was as follows+:

Cost of investments	$34,974,546
Gross unrealized appreciation	6,402,932
Gross unrealized depreciation	(2,857,909)
Net unrealized appreciation	$3,545,023

+Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Summary of Fair Value Disclosure at September 30, 2009 (Unaudited)

The Funds have adopted financial reporting rules that require an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the asset or liability such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value.  These financial reporting rules also require enhanced disclosure regarding the inputs and valuation techniques used to measure fair value in those instances as well as expanded disclosure of valuation levels for major security types.  These financial reporting rules also require each fund to classify its securities based on valuation method, using the following levels:

Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below:
Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

	Level 1	Level 2	Level 3		Total
Equity
Clean Energy Generation	$4,253,665	-	$0	(a)	$4,253,665
Clean Energy Technology	5,573,995	-	0	(a)	5,573,995
Environmental Services	3,151,795	-	-		3,151,795
Green Building Products	3,430,152	-	-		3,430,152
Green Transportation	3,132,776	-	-		3,132,776
Resource Efficiency Energy	6,794,791	-	-		6,794,791
Resource Efficiency Materials	3,422,822	-	-		3,422,822
Sustainable Living	3,082,130	-	-		3,082,130
Water Management	3,244,648	-	-		3,244,648
Total Equity	36,086,774	-	-		36,086,774

Warrants	-	-	0	(a)	-

Short-Term Investments	2,432,795	-	-		2,432,795

Total Investments in Securities	$38,519,569	-	-		$38,519,569

(a) Security valued at fair value of zero under the supervision of the Board of Trustees.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Professionally Managed Portfolios

By (Signature and Title       /s/Robert M. Slotky
Robert M. Slotky, President

Date   November 25, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/Robert M. Slotky
Robert M. Slotky, President

Date   November 25, 2009

By (Signature and Title)*    /s/Patrick J. Rudnick
Patrick J. Rudnick, Treasurer

Date   November 18, 2009

*	Print the name and title of each signing officer under his or her signature.